Long-term Incentive Plans (Tables)	12 Months Ended
Jan. 31, 2023
Schedule of continuity of the Company's RSUs
Number of RSUs

Outstanding, January 31, 2020	275,000
Granted	30,000
Common shares issued on vesting (Notes 12(m) and 18)	(271,667)
Forfeited (Note 18)	(8,333)

Outstanding, January 31, 2021	25,000
Common shares issued on vesting (Note 12(e))	(15,000)

Outstanding, January 31, 2022	10,000
Common shares issued on vesting (Note 12(a))	(10,000)

Outstanding, January 31, 2023	–

Schedule of continuity of the Company's performance stock units (PSUs)
Number of PSUs

Outstanding, January 31, 2020	75,000
Common shares issued on vesting (Notes 12(m) and 18)	(25,000)
Expired (Note 18)	(25,000)

Outstanding, January 31, 2023, 2022 and 2021	25,000

Schedule of continuity of the Company's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2020	1,472,500	3.82	3.08
Granted (Note 18)	1,430,000	1.03	3.01
Granted pursuant to acquisition (Note 6(b))	856,880	3.05	0.35
Forfeited/expired (Note 18)	(836,668)	(2.68)	–

Outstanding, January 31, 2021	2,922,712	2.56	2.19
Granted (Note 18)	1,270,000	0.48	2.41
Forfeited/expired (Note 18)	(1,782,712)	(3.51)	–

Outstanding, January 31, 2022	2,410,000	0.76	1.98
Granted (Note 18)	3,920,000	0.17	3.00
Expired (Note 18)	(60,000)	1.66	–
Outstanding, January 31, 2023	6,270,000	0.38	1.93

Schedule of share purchase options
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

700,000	700,000	0.63	April 28, 2023	33.33% every six months/ 25% every six months
20,000	20,000	0.275	September 27, 2023	25% every four months
20,000	20,000	0.29	November 28, 2023	100% on February 28, 2022
840,000	840,000	0.77	December 8, 2023	50% on each of January 1, 2021 and 2022
520,000	520,000	0.295	October 13, 2024	100% on January 14, 2022
20,000	20,000	0.16	December 11, 2024	100% on grant date
2,100,000	1,400,003	0.17	February 28, 2025	33.33% every six months
180,000	171,667	1.80	May 5, 2025	25% every six months
50,000	41,667	2.40	May 10, 2025	16.66% every six months
20,000	16,667	1.80	May 21, 2025	16.66% every six months
1,800,000	450,000	0.16	January 12, 2026	25% every six months
6,270,000	4,200,004

Summary of the share-based payment expense
	January 31, 2023	January 31, 2022	January 31, 2021
Dates of grant	March 1, 2022 to January 13, 2023	April 29, 2021 to November 29, 2021	May 7, 2020 to January 5, 2021
Risk free interest rates	1.39% to 3.87%	0.31% to 0.95%	0.20% to 0.38%
Volatilities	119% to 155%	155% to 175%	80% to 188%
Market prices of common shares on grant date	$0.17 to $0.18	$0.27 to $0.63	$0.77 to $2.55
Expected dividends	Nil%	Nil%	Nil%
Expected lives	Two (2) to three (3) years	One (1) to three (3) years	Ten (10) months to five (5) years
Exercise prices	$0.16 to $0.17	$0.27 to $0.63	$0.77 to $3.22

Summary of the continuity of MedMelior's share purchase options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)

Outstanding, January 31, 2021 and 2020	–	–	–
Granted (Note 18)	1,100,000	0.10	3.00

Outstanding, January 31, 2023 and 2022	1,100,000	0.10	1.91 / 2.91
Options Outstanding	Options Exercisable	Exercise Price $	Expiry Date	Vesting Terms

1,100,000	825,000	0.10	December 28, 2024	25% every six months